Loans (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013 Loan	Dec. 31, 2012 Loan
LoansLineItems [Line Items]
Loans, total	$ 1,001,636	$ 767,374
Charge offs on TDR loans	242,417	204,143
Loans modified as TDRs	0	0
Unsecured [Member]
LoansLineItems [Line Items]
Percentage of total loan portfolio	0.24%
Loans, total
Cash Value [Member]
LoansLineItems [Line Items]
Percentage of total loan portfolio	1.49%
Loans, total
Residential Real Estate [Member]
LoansLineItems [Line Items]
Percentage of total loan portfolio	10.33%
Loans, total	30,912	135,007
Residential Real Estate [Member] | Loans Past Due Less Than Ninety Days Carried As Non Accrual At Management Discretion [Member]
LoansLineItems [Line Items]
Number of real estate loans	1
Commercial Real Estate [Member]
LoansLineItems [Line Items]
Percentage of total loan portfolio	85.83%
Loans, total	970,724	632,367
Commercial Real Estate [Member] | Loans Past Due Less Than Ninety Days Carried As Non Accrual At Management Discretion [Member]
LoansLineItems [Line Items]
Number of real estate loans	3
Business Assets [Member]
LoansLineItems [Line Items]
Percentage of total loan portfolio	1.18%
Loans, total
Business Assets [Member] | Loans Past Due Less Than Ninety Days Carried As Non Accrual At Management Discretion [Member]
LoansLineItems [Line Items]
Number of real estate loans	2
Vehicles [Member]
LoansLineItems [Line Items]
Percentage of total loan portfolio	0.73%
Loans, total
Vehicles [Member] | Loans Past Due Less Than Ninety Days Carried As Non Accrual At Management Discretion [Member]
LoansLineItems [Line Items]
Number of real estate loans	1
Other [Member]
LoansLineItems [Line Items]
Percentage of total loan portfolio	0.20%
Loans, total
Specific Reserves [Member]
LoansLineItems [Line Items]
Specific reserves	$ 1,086,501	$ 536,111